UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-2405

Name of Fund: Merrill Lynch Balanced Capital Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Balanced Capital Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments

Merrill Lynch Balanced Capital Fund, Inc.
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                       Shares
Industry                                 Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.3%            950,000   Honeywell International, Inc.                      $   35,387,500
                                      100,000   Northrop Grumman Corp.                                  6,011,000
                                      475,000   Raytheon Co.                                           19,071,250
                                      475,000   United Technologies Corp.                              26,557,250
                                                                                                   --------------
                                                                                                       87,027,000
-----------------------------------------------------------------------------------------------------------------
Automobiles - 0.8%                    380,000   Harley-Davidson, Inc.                                  19,566,200
-----------------------------------------------------------------------------------------------------------------
Beverages - 1.4%                      475,000   Anheuser-Busch Cos., Inc.                              20,406,000
                                      900,000   Coca-Cola Enterprises, Inc.                            17,253,000
                                                                                                   --------------
                                                                                                       37,659,000
-----------------------------------------------------------------------------------------------------------------
Building Products - 1.1%              950,000   Masco Corp.                                            28,680,500
-----------------------------------------------------------------------------------------------------------------
Capital Markets - 2.5%                950,000   Mellon Financial Corp.                                 32,537,500
                                      570,000   Morgan Stanley                                         32,341,800
                                                                                                   --------------
                                                                                                       64,879,300
-----------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%                      565,000   E.I. du Pont de Nemours & Co.                          24,012,500
-----------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.9%               565,000   PNC Financial Services Group, Inc.                     34,933,950
                                      640,000   Wells Fargo & Co.                                      40,211,200
                                                                                                   --------------
                                                                                                       75,145,150
-----------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.5%     1,800,000   Cisco Systems, Inc. (a)                                30,816,000
                                    1,740,000   CommScope, Inc. (a)                                    35,026,200
                                                                                                   --------------
                                                                                                       65,842,200
-----------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.6%        340,000   Hewlett-Packard Co.                                     9,734,200
                                      375,000   International Business Machines Corp.                  30,825,000
                                                                                                   --------------
                                                                                                       40,559,200
-----------------------------------------------------------------------------------------------------------------
Diversified Financial                 710,000   Citigroup, Inc.                                        34,456,300
Services - 2.2%                       565,000   JPMorgan Chase & Co.                                   22,424,850
                                                                                                   --------------
                                                                                                       56,881,150
-----------------------------------------------------------------------------------------------------------------
Diversified Telecommunication         850,000   Verizon Communications, Inc.                           25,602,000
Services - 1.0%
-----------------------------------------------------------------------------------------------------------------
Energy Equipment &                    375,000   GlobalSantaFe Corp.                                    18,056,250
Services - 2.0%                       140,000   Schlumberger Ltd.                                      13,601,000
                                      570,000   Weatherford International Ltd. (a)(c)                  20,634,000
                                                                                                   --------------
                                                                                                       52,291,250
-----------------------------------------------------------------------------------------------------------------
Food Products - 3.8%                  670,000   Cadbury Schweppes Plc                                  25,654,300
                                      290,000   General Mills, Inc.                                    14,302,800
                                      130,000   Nestle SA Registered Shares                            38,764,748
                                      195,000   Sara Lee Corp.                                          3,685,500
                                      235,000   Unilever NV (b)                                        16,137,450
                                                                                                   --------------
                                                                                                       98,544,798
-----------------------------------------------------------------------------------------------------------------
Health Care Equipment &               950,000   Baxter International, Inc.                             35,767,500
Supplies - 1.4%
-----------------------------------------------------------------------------------------------------------------
Health Care Providers &               380,000   AmerisourceBergen Corp.                                15,732,000
Services - 1.5%                       475,000   HCA, Inc.                                              23,987,500
                                                                                                   --------------
                                                                                                       39,719,500
-----------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                 870,000   McDonald's Corp.                                       29,336,400
Leisure - 1.1%
-----------------------------------------------------------------------------------------------------------------
Household Products - 1.4%             620,000   Kimberly-Clark Corp.                                   36,983,000
-----------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                    950,000   Accenture Ltd. Class A                                 27,426,500
-----------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.2%       190,000   3M Co.                                                 14,725,000
                                    1,135,000   General Electric Co.                                   39,781,750
                                      245,000   Textron, Inc.                                          18,860,100
                                    1,225,000   Tyco International Ltd.                                35,353,500
                                                                                                   --------------
                                                                                                      108,720,350

Merrill Lynch Balanced Capital Fund, Inc.
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                       Shares
Industry                                 Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------
Insurance - 4.9%                      665,000   ACE Ltd.                                           $   35,537,600
                                      545,000   American International Group, Inc.                     37,185,350
                                      165,000   Endurance Specialty Holdings Ltd.                       5,915,250
                                      630,000   Genworth Financial, Inc. Class A                       21,785,400
                                      290,000   Prudential Financial, Inc.                             21,225,100
                                      175,000   RenaissanceRe Holdings Ltd.                             7,719,250
                                                                                                   --------------
                                                                                                      129,367,950
-----------------------------------------------------------------------------------------------------------------
Machinery - 1.5%                      950,000   Dover Corp.                                            38,465,500
-----------------------------------------------------------------------------------------------------------------
Media - 1.9%                          570,000   Comcast Corp. Special Class A (a)(c)                   14,643,300
                                      950,000   Interpublic Group of Cos., Inc. (a)                     9,167,500
                                      400,000   Viacom, Inc. Class B (a)                               13,040,000
                                      595,000   Walt Disney Co. (c)                                    14,262,150
                                                                                                   --------------
                                                                                                       51,112,950
-----------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.6%                615,000   Alcoa, Inc.                                            18,185,550
                                      475,000   United States Steel Corp. (c)                          22,833,250
                                                                                                   --------------
                                                                                                       41,018,800
-----------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                 475,000   Devon Energy Corp.                                     29,706,500
Fuels - 4.5%                          570,000   EnCana Corp.                                           25,741,200
                                      235,000   Exxon Mobil Corp.                                      13,199,950
                                      665,000   Murphy Oil Corp.                                       35,903,350
                                      100,000   Total SA (b)                                           12,640,000
                                                                                                   --------------
                                                                                                      117,191,000
-----------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 1.7%        950,000   International Paper Co.                                31,929,500
                                      185,000   Weyerhaeuser Co.                                       12,272,900
                                                                                                   --------------
                                                                                                       44,202,400
-----------------------------------------------------------------------------------------------------------------
Personal Products - 0.7%              240,000   Avon Products, Inc.                                     6,852,000
                                      375,000   The Estee Lauder Cos., Inc. Class A (c)                12,555,000
                                                                                                   --------------
                                                                                                       19,407,000
-----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.1%                475,000   GlaxoSmithKline Plc (b)                                23,978,000
                                      900,000   Schering-Plough Corp.                                  18,765,000
                                      835,000   Wyeth                                                  38,468,450
                                                                                                   --------------
                                                                                                       81,211,450
-----------------------------------------------------------------------------------------------------------------
Semiconductors &                    1,420,000   Applied Materials, Inc.                                25,474,800
Semiconductor Equipment - 2.3%        710,000   Intel Corp.                                            17,721,600
                                      475,000   Intersil Corp. Class A                                 11,818,000
                                      280,000   Micron Technology, Inc. (a)                             3,726,800
                                                                                                   --------------
                                                                                                       58,741,200
-----------------------------------------------------------------------------------------------------------------
Software - 2.8%                       190,000   Citrix Systems, Inc. (a)                                5,468,200
                                      225,000   Electronic Arts, Inc. (a)(c)                           11,769,750
                                    1,425,000   Microsoft Corp.                                        37,263,750
                                    1,030,000   Symantec Corp. (a)(c)                                  18,025,000
                                                                                                   --------------
                                                                                                       72,526,700
-----------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.6%               950,000   Limited Brands (c)                                     21,232,500
                                      675,000   Office Depot, Inc. (a)                                 21,195,000
                                                                                                   --------------
                                                                                                       42,427,500
-----------------------------------------------------------------------------------------------------------------
                                                Total Common Stocks
                                                (Cost - $1,285,559,911) - 63.3%                     1,650,315,948
-----------------------------------------------------------------------------------------------------------------

Merrill Lynch Balanced Capital Fund, Inc.
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                          Beneficial Interest   Mutual Funds                                            Value
-----------------------------------------------------------------------------------------------------------------
                                 $784,000,000   Master Core Bond Portfolio (d)                     $  874,990,801
-----------------------------------------------------------------------------------------------------------------
                                                Total Mutual Funds (Cost - $875,595,329) - 33.6%      874,990,801
-----------------------------------------------------------------------------------------------------------------

                                                Short-Term Securities
=================================================================================================================
                                 $ 77,176,059   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                Series I (d)                                           77,176,059
                                   65,327,450   Merrill Lynch Liquidity Series, LLC Money Market
                                                Series (d)(e)                                          65,327,450
=================================================================================================================
                                                Total  Short-Term Securities
                                                (Cost - $142,503,509) - 5.4%                          142,503,509
-----------------------------------------------------------------------------------------------------------------
                                                Total Investments
                                                (Cost - $2,303,658,749*) - 102.3%                   2,667,810,258

                                                Liabilities in Excess of Other Assets - (2.3%)        (60,031,527)
                                                                                                   --------------
                                                Net Assets - 100.0%                                $2,607,778,731
                                                                                                   ==============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,315,909,564
                                                                ===============
      Gross unrealized appreciation                             $   432,097,446
      Gross unrealized depreciation                                 (80,196,752)
                                                                ---------------
      Net unrealized appreciation                               $   351,900,694
                                                                ===============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c)   Security, or a portion of security, is on loan.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                    Interest/
      Affiliate                                   Net Activity   Dividend Income
      --------------------------------------------------------------------------
      Master Core Bond Portfolio                $  (65,000,000)  $    11,348,939
      Merrill Lynch Liquidity Series,
         LLC Cash Sweep Series I                $   43,632,037   $       396,693
      Merrill Lynch Liquidity Series,
         LLC Money Market Series                $   (2,515,000)  $       108,090
      --------------------------------------------------------------------------

(e)   Security was purchased with the cash proceeds from securities loans.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Balanced Capital Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Balanced Capital Fund, Inc.

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Balanced Capital Fund, Inc.

Date: February 21, 2006


By: /s/ Donald C. Burke
    -----------------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Balanced Capital Fund, Inc.

Date: February 21, 2006